Statements of Operations (Parenthetical)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 17, 2012	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Series A Preferred Stock, Percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%